Schedule of Investments (unaudited)
April 30, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.8%
AGL Energy Ltd.	40,899	$278,727
ALS Ltd.	140,221	1,538,570
ANZ Group Holdings Ltd.	117,581	2,248,414
Aristocrat Leisure Ltd.	67,340	2,876,027
ASX Ltd.	38,834	1,758,478
Aurizon Holdings Ltd.	2,635,825	5,160,190
BHP Group Ltd.	512,820	12,222,373
BlueScope Steel Ltd.	251,392	3,850,435
Brambles Ltd.	474,081	6,230,210
Cochlear Ltd.	3,827	670,225
Coles Group Ltd.	167,753	2,278,053
Commonwealth Bank of Australia	97,346	10,376,022
CSL Ltd.	5,994	962,115
Fortescue Ltd.	388,569	4,013,019
Goodman Group	113,935	2,181,153
JB Hi-Fi Ltd.	192,206	12,737,056
Lottery Corp. Ltd. (The)	1,488,957	4,961,989
Macquarie Group Ltd.	56,460	6,977,046
Metcash Ltd.	1,333,470	2,746,642
Origin Energy Ltd.	159,574	1,087,657
Pro Medicus Ltd.(a)	22,736	3,333,787
Rio Tinto Ltd.	159,761	11,952,875
South32 Ltd.	204,653	352,677
Stockland	1,356,313	4,766,403
Telix Pharmaceuticals Ltd.(a)(b)	130,795	2,273,720
Telstra Group Ltd.	2,014,852	5,815,056
Ventia Services Group Pty. Ltd.	746,696	2,021,669
Wesfarmers Ltd.	85,780	4,297,256
Whitehaven Coal Ltd.	1,353,213	4,328,571
Woolworths Group Ltd.	218,508	4,410,067
Yancoal Australia Ltd., NVS	889,110	2,835,073
		131,541,555
Austria — 0.9%
ANDRITZ AG	43,684	3,139,119
BAWAG Group AG(c)	26,636	2,919,519
OMV AG	95,529	4,939,194
Raiffeisen Bank International AG	145,853	3,895,921
Verbund AG	19,636	1,509,046
		16,402,799
Belgium — 0.5%
Ageas SA	115,211	7,225,600
Syensqo SA	40,578	2,902,658
		10,128,258
Canada — 6.4%
Bank of Montreal	23,857	2,285,849
BCE Inc.	37,430	831,898
Brookfield Asset Management Ltd., Class A	55,936	2,984,660
Canadian National Railway Co.	17,591	1,703,594
Canadian Natural Resources Ltd.	166,028	4,764,303
CGI Inc.	89,104	9,448,152
Constellation Software Inc./Canada	2,674	9,636,855
Dollarama Inc.	59,326	7,320,000
Fairfax Financial Holdings Ltd.	2,791	4,357,369
Loblaw Companies Ltd.	122,219	19,840,862
Manulife Financial Corp.	282,325	8,652,424
Metro Inc./CN	15,140	1,166,744
Nutrien Ltd.	96,407	5,503,577
Power Corp. of Canada	44,471	1,683,227
Royal Bank of Canada	146,454	17,578,517
Sun Life Financial Inc.	8,843	526,949
Suncor Energy Inc.	204,820	7,233,923
Thomson Reuters Corp.	84,887	15,795,780
Toronto-Dominion Bank (The)	52,870	3,378,295
		124,692,978
China — 0.7%
HUTCHMED China Ltd.(b)	240,000	715,226
Trip.com Group Ltd.	95,850	5,774,080
Security	Shares	Value
China (continued)
Want Want China Holdings Ltd.	1,953,000	$1,278,070
Xiaomi Corp., Class B(b)(c)	1,040,200	6,659,568
		14,426,944
Denmark — 2.6%
AP Moller - Maersk A/S, Class B, NVS	136	234,176
Carlsberg A/S, Class B	19,873	2,707,769
ISS A/S	240,853	6,043,350
NKT A/S(b)	65,089	5,299,670
Novo Nordisk A/S, Class B	352,725	23,583,727
Pandora A/S	41,198	6,132,852
Sydbank A/S	85,541	5,478,075
		49,479,619
Finland — 1.1%
Cargotec OYJ, Class B	70,266	3,343,449
Kemira OYJ	162,150	3,345,814
Kesko OYJ, Class B	81,740	1,876,654
Kone OYJ, Class B	25,905	1,604,343
Konecranes OYJ	89,312	5,983,727
Mandatum OYJ	143,416	1,013,597
Nokia OYJ	141,759	708,678
Orion OYJ, Class B	50,954	3,190,308
		21,066,570
France — 8.5%
Air Liquide SA	14,784	3,037,789
AXA SA	7,591	359,023
BNP Paribas SA	12,681	1,074,454
Bouygues SA	115,273	5,066,860
Capgemini SE	12,519	1,998,688
Carrefour SA	217,211	3,350,200
Christian Dior SE, NVS	7,498	3,877,356
Cie de Saint-Gobain SA	75,071	8,161,568
Credit Agricole SA	553,670	10,384,959
Danone SA	3,250	279,651
Dassault Aviation SA	5,249	1,892,614
Dassault Systemes SE	29,643	1,110,905
Edenred SE	9,832	306,630
Eiffage SA	41,181	5,603,612
Engie SA	343,439	7,098,312
EssilorLuxottica SA	11,520	3,319,522
Gaztransport Et Technigaz SA	4,414	719,494
Gecina SA	25,699	2,638,224
Hermes International SCA	1,893	5,206,091
Klepierre SA	84,448	3,091,064
La Francaise des Jeux SAEM(c)	159,708	5,692,654
Legrand SA	18,315	2,012,815
L'Oreal SA	29,012	12,819,406
LVMH Moet Hennessy Louis Vuitton SE	20,326	11,259,167
Pernod Ricard SA	7,188	779,147
Publicis Groupe SA	76,515	7,785,171
Renault SA	19,965	1,060,365
Rexel SA	111,708	3,103,653
Safran SA	15,849	4,217,730
Sanofi SA	81,338	8,897,713
Schneider Electric SE	37,015	8,648,397
SCOR SE	19,292	607,875
Societe Generale SA	117,362	6,119,134
Sodexo SA	2,771	175,894
TotalEnergies SE	216,367	12,323,226
Unibail-Rodamco-Westfield, New	82,227	6,960,930
Vinci SA	27,853	3,912,436
		164,952,729
Germany — 6.9%
Allianz SE, Registered	24,378	10,082,173
BASF SE	59,698	3,048,745
Bayerische Motoren Werke AG	89,466	7,588,280
Commerzbank AG	230,636	6,104,367
Deutsche Bank AG, Registered	133,042	3,488,407
Deutsche Boerse AG	25,621	8,252,366

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Deutsche Post AG, Registered	88,932	$3,799,886
Deutsche Telekom AG, Registered	277,611	9,971,103
E.ON SE	351,994	6,156,231
Freenet AG	18,961	788,457
GEA Group AG	75,839	4,947,713
Hannover Rueck SE	809	259,689
Heidelberg Materials AG	31,686	6,334,458
HOCHTIEF AG	33,232	6,287,336
Mercedes-Benz Group AG	136,413	8,155,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	12,378	8,474,096
Qiagen NV	39,489	1,694,697
Rheinmetall AG	763	1,299,429
SAP SE	75,553	22,105,955
Siemens AG, Registered	53,646	12,352,604
Siemens Energy AG(b)	28,123	2,170,636
		133,362,599
Hong Kong — 1.7%
AIA Group Ltd.	854,000	6,398,947
CK Asset Holdings Ltd.	396,500	1,619,846
CK Hutchison Holdings Ltd.	338,000	1,906,008
CLP Holdings Ltd.	356,500	3,039,747
HKT Trust & HKT Ltd., Class SS	474,000	674,492
Hong Kong Exchanges & Clearing Ltd.	28,700	1,253,894
Hongkong Land Holdings Ltd.	213,200	1,043,401
Jardine Matheson Holdings Ltd.	126,400	5,616,591
PCCW Ltd.	6,280,000	4,186,590
Swire Properties Ltd.	1,010,400	2,232,955
WH Group Ltd.(c)	5,300,000	4,739,299
Wharf Real Estate Investment Co. Ltd.	395,000	944,662
		33,656,432
Ireland — 0.6%
AIB Group PLC	1,588,701	10,677,755
Bank of Ireland Group PLC	109,739	1,288,496
		11,966,251
Italy — 4.2%
A2A SpA	2,753,401	7,002,642
Banca Mediolanum SpA	56,080	838,388
Banca Monte dei Paschi di Siena SpA	1,150,654	9,730,824
Banca Popolare di Sondrio SpA	389,900	4,885,789
Banco BPM SpA	120,426	1,344,257
BPER Banca SpA	808,901	6,569,962
Enel SpA	565,327	4,900,805
Eni SpA	421,104	6,030,857
Generali	25,834	944,174
Hera SpA	398,777	1,887,901
Intesa Sanpaolo SpA	781,003	4,169,217
Iveco Group NV	238,343	3,807,789
Mediobanca Banca di Credito Finanziario SpA	88,256	1,805,190
Poste Italiane SpA(c)	140,702	2,855,856
Prysmian SpA	75,166	4,129,034
Saipem SpA(b)	432,814	999,787
Snam SpA	240,712	1,381,562
Stellantis NV	176,062	1,638,332
Terna - Rete Elettrica Nazionale	200,414	1,992,878
UniCredit SpA	234,823	13,662,204
Unipol Gruppo SpA	101,646	1,823,195
		82,400,643
Japan — 22.9%
77 Bank Ltd. (The)	59,100	1,852,242
ABC-Mart Inc.	66,400	1,234,906
Advance Residence Investment Corp.	198	204,021
Ajinomoto Co. Inc.	74,700	1,527,919
Amada Co. Ltd.	120,400	1,205,568
Asics Corp.	340,400	7,316,572
Astellas Pharma Inc.	172,200	1,724,436
BIPROGY Inc.	46,400	1,515,338
Canon Inc.	121,200	3,740,199
Security	Shares	Value
Japan (continued)
Canon Marketing Japan Inc.	102,600	$3,632,026
Capcom Co. Ltd.	10,500	303,980
Chugai Pharmaceutical Co. Ltd.	66,900	3,854,076
Coca-Cola Bottlers Japan Holdings Inc.	167,600	3,148,668
Dai Nippon Printing Co. Ltd.	137,000	1,909,606
Daicel Corp.	354,000	3,013,305
Dai-ichi Life Holdings Inc.	514,800	3,717,086
Daiichi Sankyo Co. Ltd.	227,200	5,811,915
Daito Trust Construction Co. Ltd.	2,100	233,808
Daiwa Securities Group Inc.	795,400	5,230,490
Dentsu Group Inc.	9,400	197,082
Dexerials Corp.	190,600	2,239,371
Disco Corp.	17,700	3,424,587
Ebara Corp.	179,800	2,700,916
ENEOS Holdings Inc.	264,200	1,271,919
Fast Retailing Co. Ltd.	20,500	6,743,368
Fuji Electric Co. Ltd.	14,900	662,554
FUJIFILM Holdings Corp.	177,400	3,633,572
Fujikura Ltd.	106,900	3,977,415
Fujitec Co. Ltd.	52,300	2,049,023
Fujitsu Ltd.	166,400	3,696,651
Furukawa Electric Co. Ltd.	14,700	464,249
GMO Payment Gateway Inc.	9,300	582,490
Gunma Bank Ltd. (The)	111,500	929,883
Hirose Electric Co. Ltd.	7,100	803,105
Hitachi Ltd.	460,400	11,379,022
Honda Motor Co. Ltd.	430,700	4,382,260
Horiba Ltd.	4,600	314,418
Hoya Corp.	41,700	4,906,676
Isetan Mitsukoshi Holdings Ltd.	131,900	1,695,504
ITOCHU Corp.	177,000	9,052,300
Japan Post Bank Co. Ltd.	365,600	3,759,078
Japan Post Holdings Co. Ltd.	197,500	1,919,752
Japan Post Insurance Co. Ltd.	122,100	2,454,595
Japan Real Estate Investment Corp.	9,165	7,273,460
Japan Tobacco Inc.	7,600	234,141
Kamigumi Co. Ltd.	172,300	4,217,823
Kansai Electric Power Co. Inc. (The)	52,500	646,823
KDDI Corp.	13,400	237,496
Keyence Corp.	11,600	4,849,862
Kikkoman Corp.	70,600	691,116
Kirin Holdings Co. Ltd.	16,300	246,565
Kobe Steel Ltd.	41,500	486,707
Kokuyo Co. Ltd.	117,000	2,397,606
Komatsu Ltd.	56,900	1,645,523
Konami Group Corp.	13,600	1,942,297
LaSalle Logiport REIT	2,291	2,185,493
Macnica Holdings Inc.	47,900	665,976
Marubeni Corp.	114,400	2,028,158
Maruichi Steel Tube Ltd.	134,100	3,167,965
Mazda Motor Corp.	137,100	819,695
Mitsubishi Electric Corp.	141,700	2,741,242
Mitsubishi Estate Co. Ltd.	134,100	2,355,597
Mitsubishi Gas Chemical Co. Inc.	13,900	211,787
Mitsubishi Heavy Industries Ltd.	426,900	8,415,412
Mitsubishi Logistics Corp.	200,300	1,382,348
Mitsubishi UFJ Financial Group Inc.	1,008,900	12,711,254
Mitsui & Co. Ltd.	173,000	3,498,254
Mitsui Fudosan Co. Ltd.	63,900	633,290
Mizuho Financial Group Inc.	465,600	11,641,216
MS&AD Insurance Group Holdings Inc.	339,900	7,725,858
Nexon Co. Ltd.	12,100	189,845
Nihon Kohden Corp.	42,700	515,797
Nintendo Co. Ltd.	136,800	11,357,135
Nippon Express Holdings Inc.	9,600	171,435
Nippon Steel Corp.	7,900	166,277
Nippon Telegraph & Telephone Corp.	5,640,100	5,895,464
Nishi-Nippon Financial Holdings Inc.	141,100	2,072,737
Nissan Motor Co. Ltd.(b)	1,778,800	4,234,662

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nitto Denko Corp.	164,000	$2,882,597
NOF Corp.	52,400	788,769
Nomura Holdings Inc.	277,500	1,546,663
Nomura Real Estate Holdings Inc.	966,300	5,747,015
Nomura Real Estate Master Fund Inc.	478	475,877
Nomura Research Institute Ltd.	124,600	4,718,282
Olympus Corp.	56,600	741,629
ORIX Corp.	161,700	3,243,707
Otsuka Corp.	68,300	1,514,830
Otsuka Holdings Co. Ltd.	10,800	526,508
Panasonic Holdings Corp.	116,500	1,335,785
Persol Holdings Co. Ltd.	1,163,900	2,108,140
Recruit Holdings Co. Ltd.	187,400	10,384,818
Ricoh Co. Ltd.	193,900	2,039,462
Sankyo Co. Ltd.	379,400	5,774,675
Sanrio Co. Ltd.	74,700	2,976,511
Santen Pharmaceutical Co. Ltd.	279,900	2,834,934
Sanwa Holdings Corp.	202,600	6,649,875
SBI Holdings Inc.	64,200	1,688,105
SCREEN Holdings Co. Ltd.	64,700	4,302,357
SCSK Corp.	124,700	3,261,581
Sega Sammy Holdings Inc.	101,200	2,124,034
Seiko Epson Corp.	12,300	170,639
Sekisui House Ltd.	139,600	3,209,432
Shikoku Electric Power Co. Inc.	376,900	3,097,375
Shimadzu Corp.	41,400	1,059,733
Shimamura Co. Ltd.	23,700	1,576,973
Shin-Etsu Chemical Co. Ltd.	44,000	1,338,985
Shionogi & Co. Ltd.	44,700	750,983
Socionext Inc.	176,800	1,901,585
SoftBank Group Corp.	3,000	151,709
Sohgo Security Services Co. Ltd.	542,800	4,290,107
Sompo Holdings Inc.	176,400	5,780,821
Sony Group Corp.	407,600	10,753,623
Subaru Corp.	115,500	2,091,465
Sumitomo Corp.	5,800	141,615
Sumitomo Heavy Industries Ltd.	6,100	127,013
Sumitomo Mitsui Financial Group Inc.	405,900	9,683,643
Sumitomo Realty & Development Co. Ltd.	13,600	506,549
Suntory Beverage & Food Ltd.	2,900	101,328
Suzuken Co. Ltd.	90,100	3,255,100
Takeda Pharmaceutical Co. Ltd.	114,700	3,469,515
TIS Inc.	108,800	3,140,313
Toho Gas Co. Ltd.	76,200	2,279,360
Tokio Marine Holdings Inc.	231,100	9,263,032
Tokyo Electron Ltd.	35,900	5,345,450
Tokyo Gas Co. Ltd.	150,200	4,990,064
Tokyo Ohka Kogyo Co. Ltd.	48,600	1,069,194
Tokyo Tatemono Co. Ltd.	294,200	5,274,511
Tomy Co. Ltd.	112,900	2,485,718
Toppan Holdings Inc.	189,500	5,319,747
Toyota Motor Corp.	897,200	17,135,992
Trend Micro Inc./Japan	3,500	251,127
USS Co. Ltd.	732,000	7,296,386
Yamaguchi Financial Group Inc.	358,700	4,237,803
Yamato Kogyo Co. Ltd.	82,700	4,924,672
Yamazaki Baking Co. Ltd.	259,900	6,221,629
Yokogawa Electric Corp.	184,600	3,994,771
Zensho Holdings Co. Ltd.	98,800	6,105,180
		444,531,563
Netherlands — 4.2%
ABN AMRO Bank NV, CVA(c)	479,423	9,935,008
Adyen NV(b)(c)	3,236	5,236,537
Akzo Nobel NV	53,983	3,408,191
ASM International NV	5,620	2,746,983
ASML Holding NV	37,507	25,108,757
BE Semiconductor Industries NV	3,796	411,121
EXOR NV, NVS	20,649	1,949,569
Fugro NV	140,938	1,652,866
Security	Shares	Value
Netherlands (continued)
ING Groep NV	269,350	$5,230,594
Koninklijke Ahold Delhaize NV	345,373	14,180,686
Koninklijke KPN NV	388,623	1,807,817
NN Group NV	5,910	362,403
Prosus NV	45,286	2,123,216
Randstad NV	55,766	2,238,431
Signify NV(c)	93,896	1,946,377
Wolters Kluwer NV	18,667	3,295,826
		81,634,382
New Zealand — 0.4%
Contact Energy Ltd.	80,987	426,638
Fisher & Paykel Healthcare Corp. Ltd.	26,610	536,804
Fletcher Building Ltd.(b)	1,677,758	3,054,752
Meridian Energy Ltd.	719,413	2,341,775
Spark New Zealand Ltd.	244,921	302,605
		6,662,574
Norway — 1.1%
DNB Bank ASA	165,560	4,138,686
Equinor ASA	142,401	3,223,336
Kongsberg Gruppen ASA	26,028	4,193,337
Norsk Hydro ASA	336,407	1,784,442
Orkla ASA	462,383	5,156,705
Yara International ASA	107,801	3,498,524
		21,995,030
Poland — 0.1%
LPP SA	623	2,549,785
Portugal — 0.1%
Galp Energia SGPS SA	64,870	1,005,081
Jeronimo Martins SGPS SA	71,488	1,730,179
		2,735,260
Singapore — 1.8%
ComfortDelGro Corp. Ltd.	3,414,300	4,005,580
DBS Group Holdings Ltd.	40,100	1,302,816
NetLink NBN Trust	5,022,800	3,518,767
Oversea-Chinese Banking Corp. Ltd.	306,900	3,798,122
Sembcorp Industries Ltd.	1,466,600	7,418,310
Singapore Airlines Ltd.	315,500	1,619,119
Singapore Exchange Ltd.	99,000	1,089,084
Singapore Technologies Engineering Ltd.(a)	334,600	1,899,939
United Overseas Bank Ltd.	109,200	2,900,225
Wilmar International Ltd.	1,746,300	4,095,910
Yangzijiang Shipbuilding Holdings Ltd.	2,326,300	3,984,866
		35,632,738
Spain — 3.0%
Acciona SA	16,517	2,406,912
Banco Bilbao Vizcaya Argentaria SA	884,486	12,138,720
Banco de Sabadell SA	1,809,401	5,279,440
Banco Santander SA	841,542	5,925,180
CaixaBank SA	59,218	453,859
Endesa SA	145,693	4,375,536
Iberdrola SA	347,057	6,255,999
Industria de Diseno Textil SA	131,392	7,065,602
Merlin Properties SOCIMI SA	33,026	374,524
Naturgy Energy Group SA	15,985	476,226
Puig Brands SA, Class B(b)	173,995	3,257,847
Repsol SA	517,232	6,322,472
Telefonica SA	653,487	3,357,121
		57,689,438
Sweden — 3.1%
Alfa Laval AB	84,432	3,501,887
Assa Abloy AB, Class B	27,654	839,409
Axfood AB	61,757	1,726,501
H & M Hennes & Mauritz AB, Class B	270,634	3,921,643
Hemnet Group AB	147,249	5,054,427
Investor AB, Class B	473,745	14,036,334
Mycronic AB	17,107	683,100
Nordea Bank Abp	840,332	11,637,714

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Sandvik AB	44,328	$915,126
Skandinaviska Enskilda Banken AB, Class A	299,081	4,745,719
SSAB AB, Class B	1,033,556	6,424,472
Svenska Handelsbanken AB, Class A	82,822	1,084,124
Telia Co. AB	142,808	536,454
Trelleborg AB, Class B	14,030	483,778
Volvo AB, Class B	156,992	4,267,595
		59,858,283
Switzerland — 8.7%
ABB Ltd., Registered	259,302	13,693,932
Adecco Group AG, Registered	60,465	1,573,674
Alcon AG	56,099	5,450,606
Bucher Industries AG, Registered	4,370	1,887,508
Cie Financiere Richemont SA, Class A, Registered	57,661	10,188,999
Holcim AG	45,614	5,097,269
Julius Baer Group Ltd.	30,210	1,959,059
Kuehne + Nagel International AG, Registered	11,269	2,595,217
Logitech International SA, Registered	9,732	739,536
Nestle SA, Registered	249,600	26,566,771
Novartis AG, Registered	322,809	36,818,693
PSP Swiss Property AG, Registered	25,611	4,560,564
Roche Holding AG, NVS	59,355	19,408,275
SGS SA	32,727	3,196,157
Sonova Holding AG, Registered	1,251	384,575
Swiss Life Holding AG, Registered	316	315,513
Swiss Re AG	19,508	3,501,768
Swissquote Group Holding SA, Registered	5,637	2,909,802
UBS Group AG, Registered	456,569	13,859,319
VZ Holding AG	21,566	4,450,068
Zurich Insurance Group AG	14,483	10,272,365
		169,429,670
United Kingdom — 12.7%
3i Group PLC	160,943	9,124,023
abrdn PLC	1,359,236	2,684,500
Anglo American PLC	39,144	1,068,568
AstraZeneca PLC	117,141	16,782,416
B&M European Value Retail SA	551,831	2,481,794
BAE Systems PLC	416,272	9,650,283
Balfour Beatty PLC	925,410	5,660,154
Barclays PLC	1,019,749	4,062,314
BP PLC	1,739,541	8,032,141
British American Tobacco PLC	67,338	2,933,132
British Land Co. PLC (The)	582,612	3,065,039
Burberry Group PLC	282,090	2,747,211
Carnival PLC(b)	231,174	3,880,259
Centrica PLC	3,684,179	7,887,944
Coca-Cola HBC AG, Class DI	237,576	12,371,466
Compass Group PLC	4,894	165,000
Computacenter PLC	34,459	1,114,528
Diageo PLC	185,856	5,218,909
Drax Group PLC	217,804	1,796,655
Glencore PLC	1,196,331	3,922,452
Grafton Group PLC	246,456	2,983,366
Greggs PLC	102,429	2,549,968
GSK PLC	447,251	8,847,830
HSBC Holdings PLC	1,184,161	13,200,292
Imperial Brands PLC	11,370	466,546
Inchcape PLC	256,858	2,301,598
InterContinental Hotels Group PLC	22,848	2,438,109
Intermediate Capital Group PLC	135,062	3,397,346
Investec PLC	725,524	4,555,676
JD Sports Fashion PLC	436,587	459,641
Kingfisher PLC	1,108,347	4,259,927
Land Securities Group PLC	512,481	4,061,048
Legal & General Group PLC	470,034	1,480,175
Lloyds Banking Group PLC	1,816,987	1,785,149
M&G PLC	241,386	669,819
Man Group PLC/Jersey	1,032,773	2,254,191
Marks & Spencer Group PLC	811,708	4,218,076
Security	Shares	Value
United Kingdom (continued)
Melrose Industries PLC	100,715	$585,488
National Grid PLC	319,749	4,615,289
NatWest Group PLC, NVS	311,216	2,001,831
Next PLC	35,021	5,777,642
Pearson PLC	68,929	1,105,017
Plus500 Ltd.	128,947	5,285,834
Reckitt Benckiser Group PLC	9,046	583,888
Rightmove PLC	165,301	1,632,538
Rio Tinto PLC	102,072	6,082,413
Rolls-Royce Holdings PLC	595,075	6,023,630
Sage Group PLC (The)	266,004	4,409,985
Serco Group PLC	207,387	475,946
Shell PLC	431,914	14,050,379
Softcat PLC	70,479	1,574,119
Spectris PLC	7,633	204,338
Tesco PLC	1,463,412	7,242,428
TUI AG(b)	703,971	5,416,697
Unilever PLC	93,015	5,922,254
Vodafone Group PLC	4,471,978	4,394,614
Wise PLC, Class A(b)	281,549	3,692,909
WPP PLC	48,936	379,379
		246,034,163
Total Common Stocks — 99.0% (Cost: $1,680,320,733)		1,922,830,263
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	79,269	3,984,982
Total Preferred Stocks — 0.2% (Cost: $6,443,397)		3,984,982
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(b)(d)	1,793	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.2% (Cost: $1,686,764,130)		1,926,815,245
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	3,950,771	3,952,351
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	800,000	800,000
Total Short-Term Securities — 0.3% (Cost: $4,752,070)		4,752,351
Total Investments — 99.5% (Cost: $1,691,516,200)		1,931,567,596
Other Assets Less Liabilities — 0.5%		10,473,493
Net Assets — 100.0%		$1,942,041,089

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Equity Factor ETF

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,317,026	$—	$(2,366,571)(a)	$2,192	$(296)	$3,952,351	3,950,771	$12,276 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	150,000	650,000 (a)	—	—	—	800,000	800,000	12,799	—
				$2,192	$(296)	$4,752,351		$25,075	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	21	06/12/25	$3,920	$65,393
SPI 200 Index	17	06/19/25	2,216	62,218
Euro STOXX 50 Index	96	06/20/25	5,590	(3,730)
FTSE 100 Index	28	06/20/25	3,168	1,880
				$125,761
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$130,856,125	$1,791,974,138	$—	$1,922,830,263
Preferred Stocks	—	3,984,982	—	3,984,982
Warrants	—	—	—	—

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$4,752,351	$—	$—	$4,752,351
	$135,608,476	$1,795,959,120	$—	$1,931,567,596
Derivative Financial Instruments(a)
Assets
Equity Contracts	$62,218	$67,273	$—	$129,491
Liabilities
Equity Contracts	—	(3,730)	—	(3,730)
	$62,218	$63,543	$—	$125,761

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust